SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue and Expense Recognition, Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue [Abstract]
Deferred revenue, current	$ 1.1	$ 103.9
Deferred revenue	1.6	114.4
Deferred Costs [Abstract]
Deferred contract costs	2.8	2.2
Receivables - Trade and Other
Trade	195.8	286.2
Income tax	8.0	7.7
Other	9.0	7.4
Total receivables - trade and other	212.8	301.3
Cobalt International Energy [Member]
Deferred Revenue [Abstract]
Deferred revenue		95.9
Deferred Revenue [Member]
Deferred Revenue [Abstract]
Deferred revenue, current	1.1	103.9
Deferred Revenue [Member] | Cobalt International Energy [Member]
Deferred Revenue [Abstract]
Deferred revenue, current		86.5
Other Liabilities [Member]
Deferred Revenue [Abstract]
Deferred revenue, noncurrent	0.5	10.5
Other Liabilities [Member] | Cobalt International Energy [Member]
Deferred Revenue [Abstract]
Deferred revenue, noncurrent		9.4
Prepaid Expenses and Other Current Assets [Member]
Deferred Costs [Abstract]
Deferred contract costs, current	2.8	2.0
Other Assets [Member]
Deferred Costs [Abstract]
Deferred contract costs, noncurrent	$ 0.0	$ 0.2